Term Loan and Line of Credit	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt
The Company assumed $32.0 million, in debt when it acquired First Allied. First Allied entered into an $18.0 million loan facility with Fifth Third Bank on November 1, 2011, of which $12.0 million was a term loan (the “FA Term Loan”) and $6.0 million is a revolving line of credit (the “FA Revolver”). The FA Revolver was also available for letters of credit. The FA Term Loan was amended and increased by $20.0 million to $32.0 million on January 2, 2013 in order to facilitate the purchase of Legend Group Holdings LLC. Borrowings under the FA Term Loan and the FA Revolver bore interest, payable quarterly in arrears, at the one month LIBOR rate plus an interest rate margin ranging from 2.00% to 2.50%, depending upon the Company’s financial performance. Borrowings under the FA Term Loan were required to be repaid in installments of $0.8 million each calendar quarter beginning March 31, 2013. As of December 31, 2013, First Allied was in compliance with all such covenants.
On July 28, 2014, the First Allied outstanding indebtedness including the FA Term Loan, the FA Revolver, unpaid interest and fees totaling $32.0 million was repaid by the Company as required by the terms of the Bank Facilities.
The following table presents the Company’s borrowings as of December 31, 2013 and their contractual interest rates:

	December 31, 2013(1)
	Balance		Interest Rate
Term loan and line of credit	33,302	(2)	2.42%
Total borrowings	33,302
Less: Current portion of borrowings	3,200
Total borrowings, net of current portion	$30,102
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(1) Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.
(2) The Company’s borrowings as of December 31, 2013 relate to First Allied, of which, $28.8 million was outstanding under the FA Term Loan and $4.5 million was outstanding under the FA Revolver.
The following table presents the contractual maturities of borrowings as of December 31, 2013 (in thousands):

Year Ended December 31,(1)
2015	$3,200
2016	3,200
2017	3,200
2018	20,502
Total borrowings, net of current portion	$30,102
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(1) Future amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.
The following table presents the scheduled contractual maturities of the current portion of borrowings as of December 31, 2013 (in thousands):

December 31, 2013(1)
March 31, 2014	$800
June 30, 2014	800
September 30, 2014	800
December 31, 2014	800
Total current portion of borrowings	$3,200
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(1) Future amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.